Liability for Pension and Other Retirement Benefits	12 Months Ended
Mar. 31, 2013
Liability for Pension and Other Retirement Benefits

12. Liability for Pension and Other Retirement Benefits

The Company’s employees, with certain minor exceptions, are covered by a severance payment and a defined benefit cash balance pension plan. The plan provides that approximately 60% of the employee benefits are payable as a pension payment, commencing upon retirement at age 60 (mandatory retirement age) and that the remaining benefits are payable as a lump-sum severance payment based on remuneration, years of service and certain other factors at the time of retirement. The plan also provides for lump-sum severance payments, payable upon earlier termination of employment.

Under the cash balance pension plan, each employee has an account which is credited yearly based on the current rate of pay and market-related interest rate.

Certain subsidiaries have various funded pension plans and/or unfunded severance payment plans for their employees, which are based on years of service and certain other factors. The Company and certain subsidiaries’ funding policies are to contribute the amounts to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

	Millions of yen
	2013	2012
Change in benefit obligations:
Benefit obligations, beginning of year	¥134,572	¥134,360
Service cost	7,247	7,493
Interest cost	3,516	3,475
Actuarial loss	6,233	2,520
Plan participants’ contributions	175	87
Acquisition	168	140
Plan amendment	410	—
Settlements	(104)	—
Benefits paid	(10,838)	(12,646)
Foreign currency exchange rate change	3,132	(857)

Benefit obligations, end of year	¥144,511	¥134,572

Change in plan assets:
Fair value of plan assets, beginning of year	¥89,061	¥92,291
Actual return on plan assets	9,922	1,010
Employers’ contributions	7,193	5,447
Plan participants’ contributions	175	48
Acquisition	—	6
Settlements	(104)	—
Benefits paid	(7,602)	(9,106)
Foreign currency exchange rate change	2,863	(635)

Fair value of plan assets, end of year	¥101,508	¥89,061

Funded status, end of year	¥(43,003)	¥(45,511)

Prepaid benefit cost	¥2,899	¥1,799
Other current liabilities	(112)	(100)
Accrued benefit liability	(45,790)	(47,210)

	¥(43,003)	¥(45,511)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥34,628	¥37,701
Prior service cost	2,183	2,142

	¥36,811	¥39,843

The accumulated benefit obligations for all defined benefit plans were ¥133,537 million and ¥125,327 million, respectively, at March 31, 2013 and 2012.

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

	Millions of yen
	2013	2012
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥106,196	¥108,512
Plan assets	69,466	68,793
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥132,078	¥116,386
Plan assets	86,119	69,360

Components of net periodic pension cost

Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2013, 2012 and 2011, consisted of the following components:

	Millions of yen
	2013	2012	2011
Service cost – Benefits earned during the year	¥7,247	¥7,493	¥6,630
Interest cost on projected benefit obligations	3,516	3,475	3,585
Expected return on plan assets	(2,804)	(2,727)	(2,961)
Amortization of actuarial loss	2,188	2,571	2,285
Amortization of prior service cost	369	236	227
Curtailment and settlement gain	—	—	(12)

Net periodic cost	¥10,516	¥11,048	¥9,754

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Current year actuarial loss (gain)	¥(885)	¥3,350
Amortization of actuarial loss	(2,188)	(2,571)
Current year prior service cost	410	887
Amortization of prior service cost	(369)	(236)

	¥(3,032)	¥1,430

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows:

Millions of yen
Amortization of actuarial loss	¥1,860
Amortization of prior service cost	278

Information with respect to the defined benefit plans is as follows:

Assumptions

Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2013	2012	2013	2012
Discount rate	1.6%	2.0%	4.5%	5.5%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.8%	—	—
Assumed rate of increase in future compensation levels	2.6%	2.3%	4.6%	4.6%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2013	2012	2011	2013	2012	2011
Discount rate	2.0%	2.0%	2.0%	5.5%	6.0%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	3.8%	—	—	—
Assumed rate of increase in future compensation levels	2.3%	2.6%	2.6%	4.6%	4.6%	4.4%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	6.1%	6.5%	7.2%

The Company and certain domestic subsidiaries have defined benefit cash balance pension plans. These companies adopt the assumed rate of increase in future compensation levels under the point-based benefit system.

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and actual historical returns of each plan asset category.

Plan assets

In order to secure long-term comprehensive earnings, the Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, the Company and certain subsidiaries formulate a basic portfolio comprised of the judged optimum combination of equity and debt securities. Plan assets are principally invested in equity securities, debt securities and life insurance company general accounts in accordance with the guidelines of the basic portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. The Company and certain subsidiaries evaluate the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the basic portfolio. The Company and certain subsidiaries revise the basic portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

The “Pension and Retirement Benefit Committee” is organized in the Company in order to periodically monitor the employment of such plan assets.

Komatsu’s target basic portfolio for plan assets consists of three major components: approximately 35% invested in equity securities, approximately 30% invested in debt securities, and approximately 35% invested in other assets, primarily consisting of investments in life insurance company general accounts.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment assets, Komatsu has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Komatsu has selected the appropriate investment country and currency. There is no significant concentration of risk within the portfolio of investments.

The three levels of input used to measure fair value are more full described in Note 21.

The fair values of benefit plan assets at March 31, 2013 and 2012 are by asset class are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥2,787	¥—	¥—	¥2,787
Equity securities
Japanese equities	8,974	498	—	9,472
Foreign equities	16,580	5,195	—	21,775
Pooled funds	6,040	1,106	—	7,146
Debt securities
Government bonds and municipal bonds	17,640	6,443	—	24,083
Corporate bonds	—	5,085	—	5,085
Other assets
Life insurance company general accounts	—	30,267	—	30,267
Other	495	398	—	893

Total	¥52,516	¥48,992	¥—	¥101,508

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥3,985	—	—	¥3,985
Equity securities
Japanese equities	7,152	459	—	7,611
Foreign equities	14,257	4,449	—	18,706
Pooled funds	4,485	619	—	5,104
Debt securities
Government bonds and municipal bonds	14,868	4,650	—	19,518
Corporate bonds	—	4,382	—	4,382
Other assets
Life insurance company general accounts	—	29,087	—	29,087
Other	42	170	456	668

Total	¥44,789	¥43,816	¥456	¥89,061

(1) The plan’s equity securities include common stock of the Company in the amount of ¥37 million (0.06% of the Company’s total plan assets) and ¥45 million (0.08% of the Company’s total plan assets) at March 31, 2013 and 2012, respectively.

(2) The plan’s pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3) The plan’s government bonds and municipal bonds include approximately 45% Japanese bonds and 55% foreign bonds.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.

Level 1 assets are comprised principally of equity securities and debt securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of equity securities, debt securities and investments in life insurance company general accounts. Equity securities and debt securities are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly. Investments in life insurance company general accounts are valued at conversion value.

The fair value of level 3 assets, consisting of the investment trusts held by foreign subsidiaries, was ¥456 million at March 31, 2012. Amounts of actual returns on, purchases and sales of, these assets are not material to Komatsu’s consolidated financial position or results of operations.

Cash flows

(1) Contributions

The Company and certain subsidiaries expect to contribute ¥5,046 million to their benefit plans in the year ending March 31, 2014.

(2) Estimated future benefit payments

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2014	¥7,786
2015	8,318
2016	9,176
2017	9,093
2018	8,404
Through 2019-2023	¥42,202

Other postretirement benefit plans

Some U.S. subsidiaries provide certain postretirement health care and life insurance benefits for substantially all of their employees. The plans are contributory, with contributions indexed to salary levels. Employee contributions are adjusted to provide for any costs of the plans in excess of those paid for by the subsidiaries. The policy is to fund the cost of these benefits as claims and premiums are paid. In the fiscal year ended March 31, 2008 certain U.S. subsidiaries established a Voluntary Employees’ Beneficiary Association (“VEBA”) trust to hold assets and pay substantially all of these subsidiaries’ self-funded post employment benefit plan obligations. The VEBA trust arrangement provides for segregation and legal restriction of the plan assets to satisfy plan obligations, and tax deductibility for contributions to the trust, subject to certain tax code limitations.

The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

	Millions of yen
	2013	2012
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligations, beginning of year	¥9,091	¥8,309
Service cost	317	218
Interest cost	413	436
Actuarial loss	379	795
Plan participants’ contributions	3	2
Medicare Part D	36	57
Benefits paid	(413)	(652)
Foreign currency exchange rate change	1,405	(74)

Accumulated postretirement benefit obligation, end of year	¥11,231	¥9,091

Change in plan assets:
Fair value of plan assets, beginning of year	¥6,305	¥5,351
Actual return on plan assets	469	298
Employers’ contributions	1,318	1,881
Plan participants’ contributions	3	2
Benefits paid	(1,002)	(1,205)
Foreign currency exchange rate change	1,021	(22)

Fair value of plan assets, end of year	¥8,114	¥6,305

Funded status, end of year	¥(3,117)	¥(2,786)

Prepaid benefit cost	¥840	¥704
Other current liabilities	(41)	(37)
Accrued benefit liability	(3,916)	(3,453)

	¥(3,117)	¥(2,786)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,734	¥3,657
Prior service cost	476	543

	¥4,210	¥4,200

Accumulated postretirement benefit obligations exceed plan assets for each of the U.S. subsidiaries’ plans.

Components of net periodic postretirement benefit cost

Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2013, 2012 and 2011, included the following components:

	Millions of yen
	2013	2012	2011
Service cost – Benefits earned during the year	¥317	¥218	¥227
Interest cost on projected benefit obligations	413	436	452
Expected return on plan assets	(360)	(320)	(302)
Amortization of actuarial loss	193	154	196
Amortization of prior service cost	67	64	65

Net periodic cost	¥630	¥552	¥638

Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Current year actuarial loss	¥270	¥761
Amortization of actuarial loss	(193)	(154)
Current year prior service cost	—	56
Amortization of prior service cost	(67)	(64)

	¥10	¥599

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows:

Millions of yen
Amortization of actuarial loss	¥219
Amortization of Prior service cost	67

Information with respect to the plans is as follows:

Assumptions

Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2013	2012
Discount rate	4.1%	4.7%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.8%	7.9%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	3	4

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2013	2012	2011
Discount rate	4.7%	5.6%	5.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	5.2%	5.3%	5.6%
Current healthcare cost trend rate	7.9%	7.9%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	4	5	7

At March 31, 2013 and 2012, the impact of one percentage point change in the assumed health care cost trend rates would not be material to Komatsu’s consolidated financial position or results of operations.

Plan assets

The U.S. subsidiaries’ investment policies are to provide returns that will maximize principal growth while accepting only moderate risk.

The U.S. subsidiaries’ asset portfolio will be invested in a manner that emphasizes safety of capital while achieving total returns consistent with prudent levels of risk. The basic portfolio for the plan assets are comprised approximately of 35% equity securities and 65% debt securities.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the invested companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. There is no significant concentration of risk within the portfolio of investments.

The three levels of input used to measure fair value are more full described in Note 21.

The fair values of postretirement benefit plan assets at March 31, 2013 and 2012, by asset class are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥460	¥—	¥—	¥460
Equity securities
Foreign equities	966	—	—	966
Pooled funds	1,796	—	—	1,796
Debt securities
Government bonds and municipal bonds	333	3,200	—	3,533
Corporate bonds	—	1,359	—	1,359

Total	¥3,555	¥4,559	¥—	¥8,114

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥281	¥—	¥—	¥281
Equity securities
Foreign equities	816	—	—	816
Pooled funds	1,427	—	—	1,427
Debt securities
Government bonds and municipal bonds	—	2,775	—	2,775
Corporate bonds	—	1,006	—	1,006

Total	¥2,524	¥3,781	¥—	¥6,305

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.

Level 1 assets are comprised principally of equity securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of debt securities, which are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Cash flows

(1) Contributions

The U.S. subsidiaries expect to contribute ¥36 million to their post retirement benefit plans in the year ending March 31, 2014.

(2) Estimated future benefit payments

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2014	¥650
2015	688
2016	715
2017	739
2018	762
Through 2019-2023	¥4,228

Directors of domestic subsidiaries are primarily covered by unfunded retirement allowance plans. At March 31, 2013, 2012 and 2011, the amounts required if all directors covered by the plans had terminated their service have been fully accrued. Such amounts are not material to Komatsu’s consolidated financial position or results of operations for any of the periods presented.

Certain subsidiaries maintain various defined contribution plans covering certain employees. The amount of cost recognized for all periods presented is not material to Komatsu’s consolidated financial position or results of operations.